Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments August 31, 2024
(Unaudited)
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.3% (100.0% of Total Investments)
X 369,421,682
MUNICIPAL BONDS - 164.3%  (100.0% of Total Investments) X 369,421,682
CONSUMER STAPLES - 6.2% (3.8% of Total Investments)
$ 1,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.625%, 5/15/43
9/24 at 100.00 $ 1,011,612
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A:
490 5.250%, 6/01/32 9/24 at 100.00 489,958
705 5.625%, 6/01/47 9/24 at 100.00 702,733
5,135 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
9/24 at 100.00 5,135,605
6,645 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
9/24 at 100.00 6,646,329
TOTAL CONSUMER STAPLES 13,986,237
EDUCATION AND CIVIC ORGANIZATIONS - 12.7% (7.7% of Total Investments)
1,000 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Refunding Series
2021C, 4.000%, 1/01/46
1/31 at 100.00 964,598
Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017:
1,105 4.000%, 1/01/37 1/27 at 100.00 1,111,868
565 4.000%, 1/01/40 1/27 at 100.00 564,425
170 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
9/24 at 100.00 168,257
1,000 (c) Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/43
1/28 at 100.00 1,040,291
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,507,711
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,581,708
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/36
6/27 at 100.00 507,385
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 753,852
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 900,884
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,522,037
1,515 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 1,580,378
9,000 (c) The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39, (UB)
4/27 at 100.00 9,388,383
1,000 (d) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45
7/25 at 100.00 891,705
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
1,500 (d) 5.000%, 7/01/35 7/25 at 100.00 1,451,177
4,000 (d) 5.000%, 7/01/45 7/25 at 100.00 3,566,818
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 28,501,477

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE - 31.6% (19.2% of Total Investments)
Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 1,550 5.000%, 7/01/29 No Opt. Call $ 1,700,708
1,000 4.000%, 7/01/39 7/30 at 100.00 1,004,180
225 4.000%, 7/01/40 7/30 at 100.00 225,224
2,055 4.000%, 7/01/45 7/30 at 100.00 2,001,964
1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 1,599,935
Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019:
1,470 5.000%, 7/01/34 7/29 at 100.00 1,573,449
1,205 4.000%, 7/01/37 7/29 at 100.00 1,213,217
1,000 4.000%, 7/01/43 7/29 at 100.00 955,539
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,827,813
2,700 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,517,288
4,005 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/42
5/32 at 100.00 4,030,843
2,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
9/24 at 100.00 2,434,545
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2024, 4.125%, 5/15/54
5/34 at 100.00 2,946,700
1,500 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 1,454,272
3,500 (d) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45
7/25 at 100.00 3,503,917
5,000 (d) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46
7/27 at 100.00 5,006,138
2,310 Isle Economic Development Authority, Wight County, Virginia, Health
System Revenue Bonds, Riverside Health System Series 2023, 5.250%,
7/01/48 - AGM Insured
7/33 at 100.00 2,537,167
4,885 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A, 5.000%,
1/01/47
1/27 at 100.00 4,937,245
1,575 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55
1/32 at 100.00 1,459,290
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 977,506
Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A:
875 4.000%, 7/01/36 7/30 at 100.00 893,260
5,000 4.000%, 7/01/51 7/30 at 100.00 4,862,048
Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,026,062
1,360 4.000%, 6/15/37 6/26 at 100.00 1,348,677
7,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 6,769,396
3,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/42
10/32 at 100.00 3,266,455
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
1,150 4.000%, 11/01/38 11/29 at 100.00 1,177,509
2,000 4.000%, 11/01/39 11/29 at 100.00 2,041,986

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
$ 1,500 5.000%, 1/01/33 1/26 at 100.00 $ 1,529,006
1,000 5.000%, 1/01/35 1/26 at 100.00 1,017,740
2,000 4.000%, 1/01/37 1/26 at 100.00 2,001,528
1,215 5.000%, 1/01/44 1/26 at 100.00 1,224,279
TOTAL HEALTH CARE 71,064,886
HOUSING/MULTIFAMILY - 14.2% (8.6% of Total Investments)
1,070 (d) Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37
1/27 at 100.00 1,054,901
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,000 3.500%, 3/01/35 9/24 at 100.00 986,087
1,000 3.625%, 3/01/39 9/24 at 100.00 941,645
900 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
9/24 at 100.00 859,554
2,750 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,686,350
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,428,130
1,700 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,579,292
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.800%, 9/01/44
3/28 at 100.00 2,806,864
1,855 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.500%, 7/01/45
7/29 at 100.00 1,359,066
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,037,056
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023E, 5.250%, 10/01/63
10/32 at 100.00 1,041,825
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A, 4.450%, 9/01/44
9/33 at 100.00 1,003,945
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A:
7,650 (c) 4.000%, 7/01/48 - AGM Insured, (UB) 7/33 at 100.00 7,448,771
2,600 (c) 4.125%, 7/01/58 - AGM Insured, (UB) 7/33 at 100.00 2,563,413
5,000 (c) 4.375%, 7/01/63 - AGM Insured, (UB) 7/33 at 100.00 5,036,898
TOTAL HOUSING/MULTIFAMILY 31,833,797
HOUSING/SINGLE FAMILY - 1.0% (0.6% of Total Investments)
1,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023C, 4.875%, 7/01/48
7/32 at 100.00 1,023,195
1,200 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.550%, 10/01/49
4/33 at 100.00 1,208,131
TOTAL HOUSING/SINGLE FAMILY 2,231,326
LONG-TERM CARE - 8.6% (5.3% of Total Investments)
3,225 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/42
6/29 at 103.00 3,200,535
700 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020, 4.000%, 10/01/45
10/26 at 103.00 668,207
1,155 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/40
12/27 at 103.00 1,058,859
200 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 221,660

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE (continued)
$ 1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/47
6/27 at 103.00 $ 824,683
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 1,001,278
Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery:
1,120 4.000%, 1/01/42 1/29 at 103.00 1,081,852
1,000 4.000%, 1/01/48 1/29 at 103.00 918,691
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
625 5.000%, 1/01/49 9/24 at 104.00 563,201
3,005 5.250%, 1/01/54 9/24 at 104.00 2,761,210
Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016:
670 5.000%, 1/01/37 1/25 at 102.00 670,099
2,000 5.000%, 1/01/46 1/25 at 102.00 1,928,693
2,920 Suffolk Economic Development Authority, Virginia, Retirement Facilities
First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church
Homes and Services Obligated Group, Refunding Series 2016, 5.000%,
9/01/31
9/24 at 102.00 2,929,322
Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A:
320 7.000%, 9/01/53 9/30 at 103.00 370,081
1,000 7.000%, 9/01/59 9/30 at 103.00 1,147,904
TOTAL LONG-TERM CARE 19,346,275
TAX OBLIGATION/GENERAL - 4.1% (2.5% of Total Investments)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
3,300 0.000%, 7/01/33 7/31 at 89.94 2,224,126
4,000 4.000%, 7/01/33 7/31 at 103.00 3,970,439
1,000 4.000%, 7/01/41 7/31 at 103.00 950,461
1,000 Richmond, Virginia, General Obligation Bonds, Public Improvement Series
2024C, 4.000%, 3/01/57
3/34 at 100.00 994,041
1,000 Virginia State, General Obligation Bonds, Series 2022A, 5.000%, 6/01/52 6/32 at 100.00 1,096,044
TOTAL TAX OBLIGATION/GENERAL 9,235,111
TAX OBLIGATION/LIMITED - 22.7% (13.8% of Total Investments)
1,340 Arlington County Industrial Development Authority, Virginia, Revenue
Bonds, Refunding County Projects, Series 2017, 5.000%, 2/15/37
8/27 at 100.00 1,405,265
1,000 (d) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45
3/25 at 100.00 1,002,511
735 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
9/24 at 100.00 728,755
1,500 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 1,546,414
1,350 (d) Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36
3/31 at 100.00 1,315,248
4,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 4,051,528
1,000 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/33
12/26 at 100.00 1,027,317
2,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 5.000%, 7/01/45
7/30 at 100.00 2,144,297
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/57
7/32 at 100.00 2,912,741

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,000 (d) Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1, 7.750%, 9/01/44
9/32 at 110.31 $ 1,114,007
Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015:
905 (d) 5.000%, 3/01/35 3/27 at 100.00 906,040
2,995 (d) 5.000%, 3/01/45 3/27 at 100.00 2,953,991
440 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 471,279
Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018:
300 (d) 4.500%, 9/01/28 9/27 at 100.00 304,298
3,000 (d) 5.000%, 9/01/45 9/27 at 100.00 3,004,890
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
96 0.000%, 7/01/27 No Opt. Call 86,354
94 0.000%, 7/01/29 7/28 at 98.64 78,338
219 0.000%, 7/01/31 7/28 at 91.88 168,165
136 0.000%, 7/01/33 7/28 at 86.06 95,957
3,609 0.000%, 7/01/51 7/28 at 30.01 885,693
8,320 5.000%, 7/01/58 7/28 at 100.00 8,356,795
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,550 4.329%, 7/01/40 7/28 at 100.00 1,532,936
150 4.536%, 7/01/53 7/28 at 100.00 143,888
62 4.784%, 7/01/58 7/28 at 100.00 61,350
1,500 (d) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33
9/25 at 100.00 1,513,046
2,240 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured
10/24 at 100.00 2,242,816
1,000 Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012,
5.000%, 3/01/30
9/24 at 100.00 1,000,102
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 2,004,140
35 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
9/24 at 100.00 35,022
120 (d) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41
4/28 at 112.76 121,637
300 (d) Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43
10/30 at 120.40 310,207
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2018, 4.000%, 5/15/38
5/28 at 100.00 1,018,545
2,470 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A, 5.250%,
7/15/53
7/33 at 100.00 2,709,349
2,500 Washington Metropolitan Area Transit Authority, District of Columbia,
Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A, 5.250%, 7/15/59
7/34 at 100.00 2,745,510
920 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/36
12/26 at 100.00 958,629
TOTAL TAX OBLIGATION/LIMITED 50,957,060
TRANSPORTATION - 49.4% (30.1% of Total Investments)
Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A:
375 4.000%, 7/01/34 7/26 at 100.00 378,748
400 4.000%, 7/01/35 7/26 at 100.00 403,935
250 4.000%, 7/01/38 7/26 at 100.00 251,265

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
$ 5,320 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 $ 5,436,942
1,705 5.000%, 7/01/46 7/26 at 100.00 1,720,279
4,200 5.000%, 7/01/51 7/26 at 100.00 4,227,165
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
2,000 4.750%, 7/15/32 7/28 at 100.00 2,111,140
1,000 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,046,576
4,225 4.875%, 7/15/40 7/28 at 100.00 4,389,112
1,945 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Refunding Series 2024, 4.000%, 7/15/47 - AGM Insured
7/34 at 100.00 1,884,396
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B:
4,500 4.000%, 10/01/44 10/29 at 100.00 4,351,157
3,335 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 3,167,406
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B:
4,000 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,750,158
11,825 0.000%, 10/01/34 - AGC Insured No Opt. Call 8,221,315
1,135 0.000%, 10/01/36 - AGC Insured No Opt. Call 717,744
5,010 0.000%, 10/01/39 - AGC Insured No Opt. Call 2,714,780
6,700 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,325,203
7,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 7,488,896
375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/34, (AMT)
10/27 at 100.00 389,717
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
2,000 5.000%, 10/01/31, (AMT) 10/28 at 100.00 2,115,331
3,290 (c) 5.000%, 10/01/36, (AMT) 10/28 at 100.00 3,441,463
2,000 5.000%, 10/01/38, (AMT) 10/28 at 100.00 2,085,401
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/30, (AMT) 10/29 at 100.00 1,074,076
4,000 5.000%, 10/01/40, (AMT) 10/29 at 100.00 4,186,829
1,145 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A, 5.500%, 10/01/54, (AMT)
10/33 at 100.00 1,256,070
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
65 5.000%, 8/01/26, (AMT) 9/24 at 100.00 65,099
595 5.000%, 8/01/31, (AMT) 9/24 at 100.00 595,669
1,585 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019,
5.000%, 7/01/38
7/29 at 100.00 1,684,714
Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B:
3,000 5.000%, 7/01/41, (AMT) 7/26 at 100.00 3,024,164
3,000 5.000%, 7/01/45, (AMT) 7/26 at 100.00 3,015,050
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
9,035 5.000%, 12/31/49, (AMT) 6/27 at 100.00 9,184,185
805 5.000%, 12/31/52, (AMT) 6/27 at 100.00 816,796

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
$ 1,000 5.000%, 7/01/33, (AMT) 1/32 at 100.00 $ 1,075,229
1,395 5.000%, 1/01/36, (AMT) 1/32 at 100.00 1,489,760
530 5.000%, 7/01/38, (AMT) 1/32 at 100.00 560,975
3,120 4.000%, 7/01/39, (AMT) 1/32 at 100.00 3,039,617
1,500 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,422,144
1,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 1,571,904
1,840 5.000%, 12/31/52, (AMT) 12/32 at 100.00 1,914,360
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
2,500 4.000%, 1/01/39, (AMT) 1/32 at 100.00 2,426,703
5,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,047,478
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 1,031,350
TOTAL TRANSPORTATION 111,100,301
U.S. GUARANTEED - 6.9% (4.2% of Total Investments) (e)
900 Alexandria Industrial Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series
2015, 5.000%, 10/01/50, (Pre-refunded 10/01/25)
10/25 at 100.00 922,637
325 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 325,963
360 Chesapeake Bay Bridge and Tunnel Commission, Virginia, General
Resolution Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 -
NPFG Insured, (ETM)
No Opt. Call 368,006
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded
3/01/25)
3/25 at 100.00 101,263
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33,
(Pre-refunded 10/01/27)
10/27 at 100.00 1,074,252
Fairfax County Economic Development Authority, Virginia, Residential
Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series
2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 714,401
1,965 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 2,006,930
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
1,415 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 1,517,891
1,010 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 1,083,442
1,000 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,072,715
1,000 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A, 5.500%, 7/01/57, (Pre-refunded 1/01/28)
1/28 at 100.00 1,095,912
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/33, (Pre-refunded 1/15/26)
1/26 at 100.00 5,170,129
150 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien Series 2013A, 5.000%, 10/01/24 - AGM
Insured, (ETM)
No Opt. Call 150,420
TOTAL U.S. GUARANTEED 15,603,961
UTILITIES - 6.9% (4.2% of Total Investments)
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,563,326
1,675 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,698,528
3,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 3,008,057
2,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 2,038,315
1,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 949,698

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NPV
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 725 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series
2023C, 5.000%, 1/15/47
1/34 at 100.00 $ 802,757
1,000 Virginia Resources Authority, Clean Water State Revolving Fund Revenue
Bonds, Refunding Series 2014B, 4.000%, 10/01/27
10/24 at 100.00 1,000,471
1,500 (d) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38)
9/24 at 100.00 1,500,099
TOTAL UTILITIES 15,561,251
TOTAL MUNICIPAL BONDS
(cost $362,687,025) 369,421,682
TOTAL LONG-TERM INVESTMENTS
(cost $362,687,025) 369,421,682
FLOATING RATE OBLIGATIONS - (8.4)%   (18,950,000)
VRDP SHARES, NET - (56.8)% (f) (127,712,758)
OTHER ASSETS & LIABILITIES, NET - 0.9% 2,039,917
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 224,798,841
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 369,421,682 $ – $ 369,421,682
Total
$ – $ 369,421,682 $ – $ 369,421,682
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $34,751,459 or 9.4% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) VRDP Shares, Net as a percentage of Total Investments is 34.6%.

AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.